Transaction Costs, net	12 Months Ended
Dec. 31, 2022
Transaction Costs Gains [Abstract]
Transaction Costs, net
Note 14. Transaction Costs, net
The Company incurred the following transaction costs related to businesses acquired and the consummation of the Business Combination during the periods presented:

	Years Ended December 31,
	2022	2021
Transaction costs related to acquired businesses	$1,181	$1,418
Non-capitalizable Business Combination costs	2,993	1,128
Change in contingent consideration liabilities	(2,121)	434
Contingent compensation expense	342	1,718

Total transaction costs	$2,395	$4,698